S000028708 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Variable Portfolio - Partners International Value Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	35.15%	10.39%	7.24%
Performance Inception Date				May 07, 2010
Variable Portfolio - Partners International Value Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	34.84%	10.14%	6.97%
Performance Inception Date				May 07, 2010